Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
12.	Accounts payable and accrued liabilities:

	December 31, 2013	December 31, 2012

Trade accounts payable	$42,872	$37,956
Accrued payroll	7,937	8,539
Accrued interest	893	961
Income taxes payable	709	876
Other payables	2,381	177

	$54,792	$48,509